Retirement-Related Benefits (Components of Net Period Income Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2013 U.S. Defined Benefit Pension Plans	Dec. 31, 2012 U.S. Defined Benefit Pension Plans	Dec. 31, 2011 U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2013 U.S. Nonpension Postretirement Benefit Plans	Dec. 31, 2012 U.S. Nonpension Postretirement Benefit Plans	Dec. 31, 2011 U.S. Nonpension Postretirement Benefit Plans	Dec. 31, 2013 Non-U.S. Nonpension Postretirement Plans	Dec. 31, 2012 Non-U.S. Nonpension Postretirement Plans	Dec. 31, 2011 Non-U.S. Nonpension Postretirement Plans
Retirement-related plans cost
Service cost					$ 501	$ 443	$ 505		$ 35	$ 36	$ 33	$ 10	$ 14	$ 11
Interest cost		1,980	2,196	2,456	1,524	1,779	1,843		164	200	236	60	64	67
Expected return on plan assets		(3,981)	(4,043)	(4,043)	(2,195)	(2,303)	(2,521)		(1)			(9)	(9)	(10)
Amortization of transition assets					0	0	0					0	0	0
Amortization of prior service costs/(credits)		10	10	10	(119)	(154)	(162)					(5)	(4)	(4)
Recognized actuarial losses		1,790	1,331	818	1,600	1,027	957		21	32		23	17	13
Curtailments and settlements					0	0	1					0	0
Multi-employer plan/other costs	162				85	247	111	162
Total net periodic pension (income)/cost of defined benefit plans		$ (202)	$ (507)	$ (759)	$ 1,396	$ 1,040	$ 734		$ 218	$ 268	$ 269	$ 79	$ 82	$ 76